Segregation of Income Tax Expense (Benefit) Based on Location of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Current tax provision
Current tax provision, Puerto Rico	$ (122)	$ 3,040	$ 256	$ 4,950	$ 4,661	$ (9,521)
Current tax provision, United States	210	159	429	343	622	385
Current tax provision, Foreign countries	917	253	605	177	1,627	1,992
Total current tax provision	1,005	3,452	1,290	5,470	6,910	(7,144)
Deferred tax benefit
Deferred tax benefit, Puerto Rico	(5,880)	(4,096)	(5,956)	(4,905)	(65,822)	(21,479)
Deferred tax benefit, United States			(2)		(38)
Deferred tax benefit, Foreign countries	(137)	(154)	(293)	(307)	(708)	(604)
Total deferred tax benefit	$ (6,017)	$ (4,250)	$ (6,251)	$ (5,212)	$ (66,568)	$ (22,083)